Share Capital (Details)				12 Months Ended
		Apr. 15, 2024 $ / shares shares	May 18, 2022	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Jun. 10, 2024 shares	Dec. 31, 2022 shares	Dec. 05, 2022 shares
Share Capital [Line Items]
Outstanding percentage			88.40%
Shares issued				65,000,000				2,814,895
Converted preference shares				5,813,247
Converted shares				6,627,412
Preferred stock reverse stock split		662,741
Received share options granted	[1]
Outstanding units	[2]			18,058,135	7,565,099		6,854,284
Net proceeds received from PIPE Investors (in Dollars) | $				$ 30,300,000
Par value per share (in Dollars per share) | $ / shares		$ 106
Preferred shareholders percentage				80.00%
Authorized capital (in Dollars) | $				$ 75,000
Ordinary share (in Dollars) | $				19,443	$ 7,846
Issued capital (in Dollars) | $				$ 254,585,267	$ 166,168,318
Reverse stock split		7,846,588
Repurchased shares				1,103,618
Repurchased weighted average purchase price per share (in Dollars per share) | $ / shares				$ 3.29
Repurchased total consideration (in Dollars) | $				$ 3,626,488
Gorilla Ordinary Shares [Member]
Share Capital [Line Items]
Par value per share (in Dollars per share) | $ / shares				$ 10.6
Series C Ordinary Share [Member]
Share Capital [Line Items]
Shares issued						2,142,858
PIPE Investors [Member]
Share Capital [Line Items]
Gross cash (in Dollars) | $				$ 50,000,000
Warrants [Member]
Share Capital [Line Items]
Outstanding units				10,025,081
Par value per share (in Dollars per share) | $ / shares				$ 5.9
Ordinary Shares [Member]
Share Capital [Line Items]
Shares issued				19,443	78,465,883
Ordinary shares reverse stock split		6,500,000
Conversion ratio				4.82
Reflective of reverse stock split		0.48
Par value per share (in Dollars per share) | $ / shares				$ 0.001
Ordinary share (in Dollars) | $				$ 73,500,000
Issued capital (in Dollars) | $				$ 19,443,242
Ordinary Shares [Member] | Gorilla Ordinary Shares [Member]
Share Capital [Line Items]
Received share options granted				4.82
Preference Shares [Member]
Share Capital [Line Items]
Shares issued				15,000,000
Par value per share (in Dollars per share) | $ / shares				$ 0.0001

[1]	Shares options outstanding for the years and their exercise prices have been restated for the 10-to-1 reverse stock split effective April 15, 2024.
[2]	Shares outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.